Capital Stock - Schedule of Rollforward of Warrants (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	429,230	356,401	398,403
Beginning balance	$ 1.26	$ 1.57	$ 1.81
Issued	760,144	238,723
Issued	$ 8.395	$ 0.01
Exercised	(303,509)	(9,644)
Exercised	$ (0.01)	$ 0.01
Expired	(21,440)	(156,250)	(42,002)
Expired	$ (2.332)	$ 0.8	$ 2.332
Ending balance	864,425	429,230	356,401
Ending balance	$ 7.462	$ 1.26	$ 1.57